Note 17 - Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2025
Notes Tables
Interest Finance Costs [Table Text Block]
	For the six-month period ended June 30
	2024	2025
Interest expense	$60,262	$46,125
Derivatives’ effect	(10,516)	(5,093)
Amortization and write-off of financing costs	2,534	1,943
Amortization of excluded component related to cash flow hedges	2,047	2,029
Bank charges and other financing costs	770	206
Total	$55,097	$45,210